Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Schedule of Financial Performance and Cash Flow Information	Financial information relating to the discontinued operation for the year and the comparative year is set out below.
	Year ended December 31,
	2022	2021
Revenue	-	6,456,143
Cost of revenue	-	(3,889,266)
Profit before tax	-	(631,411)
Income tax	-	(75)
Profit after tax	-	(631,486)
		-
Net cash from operating activities	-	(40,233)
Net cash from investing activities	-	347,428
Net cash from financing activities	-	(76,581)

Net cash decrease of disposed subsidiaries	-	230,614